11. Commitments and Contingencies (Details - Operating lease payments)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payment 2019	$ 36,807
Future minimum lease payments total	$ 36,807